Related-party transactions (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Compensation of employees	$ 41,778	$ 40,213
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Compensation of employees	731	920
Compensation of Director	452,163	30,301
Weighted average [member]
IfrsStatementLineItems [Line Items]
Compensation of employees	4,249	4,921
Compensation of Director	615,641	765,364
Top of range [member]
IfrsStatementLineItems [Line Items]
Compensation of employees	18,194	21,516
Compensation of Director	$ 563,303	$ 562,491